Summary of significant accounting policies - Additional Information (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
	Apr. 01, 2019	Apr. 01, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Significant Accounting Policies [Line Items]
Advertising costs			¥ 490,093	¥ 509,653	¥ 448,780
Research and development costs			1,048,882	1,064,269	1,037,528
Inventories, LIFO basis			470,208	472,717
Inventory increase had LIFO been replaced by FIFO basis			¥ 25,302	22,778
Intangible assets with a definite life, estimated useful lives			5 years
Cumulative-effect adjustment to retained earnings		¥ 1,309,725
Unrealized gains (losses) on equity securities			¥ (419,429)
Net revenues			30,225,681	29,379,510	27,597,193
Operating income			2,467,545	2,399,862	1,994,372
Other income (expense)			(50,843)	45,948	36,222
Income before income taxes and equity in earnings of affiliated companies			2,285,465	¥ 2,620,429	¥ 2,193,825
Telegraphic Transfer Middle Rate [Member]
Significant Accounting Policies [Line Items]
Net revenues			56,127
Operating income			136,272
Other income (expense)			(103,300)
Income before income taxes and equity in earnings of affiliated companies			¥ 32,972
Subsequent Event | Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Expected increase in total assets, percentage	1.00%
Building | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives			2 years
Building | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives			65 years
Machinery and equipment | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives			2 years
Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives			20 years
Assets Leased to Others | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives			2 years
Assets Leased to Others | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives			5 years
Retail Receivables Portfolio Segment | Minimum
Significant Accounting Policies [Line Items]
Contract period			2 years
Retail Receivables Portfolio Segment | Maximum
Significant Accounting Policies [Line Items]
Contract period			7 years
Finance Lease Receivables Portfolio Segment | Minimum
Significant Accounting Policies [Line Items]
Contract period			2 years
Finance Lease Receivables Portfolio Segment | Maximum
Significant Accounting Policies [Line Items]
Contract period			5 years